Commitments and Contingencies (Details Narrative) - USD ($)		12 Months Ended
	Aug. 17, 2024	Dec. 31, 2025	Aug. 30, 2024
Loss Contingencies [Line Items]
Shares held by the sponsor			2,100,000
Minimum [Member]
Loss Contingencies [Line Items]
Total liable		$ 19,000,000
Maximum [Member]
Loss Contingencies [Line Items]
Total liable		$ 24,000,000
Ripple Labs Singapore Pte Ltd [Member]
Loss Contingencies [Line Items]
Demanding payment	$ 27,257,540.64